Cover	Nov. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 26, 2024
Entity File Number	000-56608
Entity Registrant Name	SS INNOVATIONS INTERNATIONAL, INC.
Entity Central Index Key	0001676163
Entity Tax Identification Number	47-3478854
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1600 SE 15th Street
Entity Address, Address Line Two	#512
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33316
City Area Code	954
Local Phone Number	478-1410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false